Short-term Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Short Term Investments [Line Items]
Interest income from short-term investments	¥ 3,795	$ 582	¥ 883	¥ 1,057
Debt securities, investments in equity	5,187		7,674		$ 795
Interest Income [Member]
Short Term Investments [Line Items]
Interest income from short-term investments	¥ 478	$ 73	¥ 299	¥ 872